                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10427

                 RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 07/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

              RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND

                                AT JULY 31, 2008



JULY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.6%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (5.2%)
Australian Stock Exchange                                35,000            $1,128,685
BHP Billiton                                            233,750             8,721,643
Billabong Intl                                          155,000             1,474,238
BlueScope Steel                                         173,197             1,881,466
Centennial Coal                                         235,441(d)          1,136,509
CSL                                                      77,759             2,513,956
Incitec Pivot                                            12,351             1,887,483
Leighton Holdings                                        43,763             1,728,030
Mount Gibson Iron                                       292,336(b)            712,540
OneSteel                                                221,272             1,402,297
Perpetual                                                35,000(d)          1,331,832
Rio Tinto                                                38,619             4,520,133
Sino Gold Mining                                        323,000(b)          1,536,754
Woolworths                                              142,386             3,357,487
                                                                      ---------------
Total                                                                      33,333,053
-------------------------------------------------------------------------------------


AUSTRIA (0.4%)
OMV                                                      20,288             1,396,906
Zumtobel                                                 58,000             1,035,530
                                                                      ---------------
Total                                                                       2,432,436
-------------------------------------------------------------------------------------


BELGIUM (0.7%)
Belgacom                                                 18,485               726,968
Colruyt                                                   6,302             1,755,688
Eurofins Scientific                                       8,000               727,893
Groupe Bruxelles Lambert                                  8,681               962,821
                                                                      ---------------
Total                                                                       4,173,370
-------------------------------------------------------------------------------------


BRAZIL (1.3%)
Bovespa Holding                                          60,200               753,558
Localiza Rent A Car                                     130,000             1,528,435
Natura Cosmeticos                                        70,000               831,502
Porto Seguro                                            150,000             1,878,594
Suzano Papel e Celulose                                 196,000             2,980,703
                                                                      ---------------
Total                                                                       7,972,792
-------------------------------------------------------------------------------------


CAMBODIA (0.1%)
NagaCorp                                              1,500,000               366,671
-------------------------------------------------------------------------------------


CANADA (6.6%)
Agrium                                                   29,100             2,557,798
Barrick Gold                                             64,400             2,727,737
Canadian Oil Sands Trust                                 30,500             1,532,597
CCL Inds Cl B                                            31,000               908,469
CGI Group Cl A                                          102,218(b)          1,088,382
EnCana                                                   68,700             4,959,392
Fording Canadian Coal Trust                              15,800             1,396,950
Horizon North Logistics                                 110,600(b)            324,118
Husky Energy                                             25,700             1,138,261
Ivanhoe Mines                                            39,000(b)            440,402
Nexen                                                    53,900             1,695,926
Potash Corp of Saskatchewan                              28,200             5,795,091
Precision Drilling Trust Unit                            36,300               812,734
Research In Motion                                       47,000(b)          5,777,552
ShawCor Cl A                                             82,800             2,680,465
Shoppers Drug Mart                                       40,800             2,166,541
Suncor Energy                                            13,900               755,762
Teck Cominco Cl B                                        54,300             2,494,607
Tesco                                                    16,500(b)            512,655
Uranium One                                             198,000(b)            707,903
UTS Energy                                               97,000(b)            483,247
Viterra                                                  66,700(b)            788,385
Xtreme Coil Drilling                                     14,600(b)            132,779
                                                                      ---------------
Total                                                                      41,877,753
-------------------------------------------------------------------------------------


CHILE (0.5%)
Sociedad Quimica y Minera de Chile ADR                   73,000             2,987,890
-------------------------------------------------------------------------------------


CHINA (0.8%)
China Shipping Development Series H                     696,000             2,111,863
Jiangsu Expressway Series H                           1,572,000             1,323,896
Sinotrans Series H                                    1,133,500               267,560
TravelSky Technology Series H                           762,900               459,635
VisionChina Media ADR                                    26,500(b)            663,560
                                                                      ---------------
Total                                                                       4,826,514
-------------------------------------------------------------------------------------


CZECH REPUBLIC (0.2%)
Komercni Banka                                            4,400             1,118,324
-------------------------------------------------------------------------------------


DENMARK (1.7%)
FLSmidth & Co                                            16,850             1,619,935
Novo Nordisk Series B                                    52,300             3,316,463
Novozymes Series B                                       12,070             1,133,999
Sydbank                                                  26,400               998,033
Vestas Wind Systems                                      26,450(b)          3,449,886
                                                                      ---------------
Total                                                                      10,518,316
-------------------------------------------------------------------------------------


FINLAND (2.0%)
Cargotec Series B                                        24,000               787,722
Fortum                                                   49,744             2,192,594
Jaakko Poyry Group                                       81,000             2,124,177
Nokia                                                   154,559             4,217,887
Nokian Renkaat                                           40,223             1,731,756
Ramirent                                                 90,000               689,570
Stockmann Series B                                       40,000(d)          1,232,784
                                                                      ---------------
Total                                                                      12,976,490
-------------------------------------------------------------------------------------


FRANCE (5.7%)
ALSTOM                                                   31,723             3,550,658
APRIL Group                                              16,000               797,525
Carbone Lorraine                                         19,200             1,093,653
Ciments Francais                                          4,000               555,457
Eutelsat Communications                                  12,514               224,376
GDF Suez                                                101,318             6,340,205
Gemalto                                                  25,970(b)            979,243
Hi-Media                                                 50,000(b,d)          310,236
Iliad                                                    11,000             1,212,312
Imerys                                                   12,600               754,053
Ingenico                                                 23,377               631,750
Lafarge                                                  20,744             2,821,840
Meetic                                                   20,000(b)            360,105
Neopost                                                  12,000             1,192,695
Norbert Dentressangle                                    17,000             1,458,319
Pierre & Vacances                                        11,000             1,089,484
Rubis                                                    17,156             1,572,072
SR Teleperformance                                       30,091             1,155,113
SUEZ                                                          6                   359
Trigano                                                  30,000               416,930
Ubisoft Entertainment                                    15,952(b)          1,569,876
Unibail-Rodamco                                           8,256             1,846,806
Vallourec                                                 5,210             1,551,174


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
FRANCE (CONT.)
VINCI                                                    41,869            $2,367,043
Vivendi                                                  51,013             2,132,677
                                                                      ---------------
Total                                                                      35,983,961
-------------------------------------------------------------------------------------


GERMANY (7.5%)
BASF                                                     27,780             1,769,476
Bayer                                                    59,832             5,143,111
CTS Eventim                                              37,600             1,322,918
Deutsche Beteiligungs                                    17,500               481,134
E.ON                                                     46,407             8,865,343
ElringKlinger                                            48,900             1,332,773
Fresenius Medical Care & Co                              34,601             1,912,316
GEA Group                                                50,553             1,663,969
Hamburger Hafen und Logistik                              9,000               590,490
Hannover Rueckversicherung                               19,325               914,259
Hypo Real Estate Holding                                 30,000               838,682
K+S                                                      24,684             3,046,990
MAN                                                      19,793             1,984,612
MPC Muenchmeyer Petersen Capital                         16,200               749,838
Munich Re Group                                           7,289             1,214,399
Rational                                                  8,200             1,518,501
Rhon-Klinikum                                            77,000             2,502,824
RWE                                                      13,921             1,663,682
SGL Carbon                                               25,902(b)          1,730,694
Siemens                                                  30,107             3,659,370
Takkt                                                    40,000               680,029
Vossloh                                                  12,500             1,604,257
Wincor Nixdorf                                           25,500             1,899,906
ZhongDe Waste Technology                                 12,100               454,024
                                                                      ---------------
Total                                                                      47,543,597
-------------------------------------------------------------------------------------


GREECE (1.4%)
Alpha Bank                                               88,588             2,611,997
Intralot-Integrated Lottery Systems &
 Services                                               152,000             2,356,539
Natl Bank of Greece                                      49,788             2,345,085
OPAP                                                     47,014             1,682,030
                                                                      ---------------
Total                                                                       8,995,651
-------------------------------------------------------------------------------------


HONG KONG (2.9%)
BOC Hong Kong Holdings                                  444,500             1,119,106
China Green Holdings                                  1,370,000             1,430,663
FU JI Food & Catering Services Holdings                 672,000               940,872
Global Digital Creations Holdings                     1,896,700(b)             85,095
GOME Electrical Appliances Holdings                   2,360,000               989,646
Hang Seng Bank                                           68,300             1,336,748
Hong Kong Aircraft Engineering                           64,800               892,206
Hong Kong Exchanges and Clearing                        140,000             2,061,566
Hopewell Highway Infrastructure                       1,100,000               842,491
Hutchison Whampoa                                       259,000             2,422,990
Lenovo Group                                          2,557,000             1,778,261
Lifestyle Intl Holdings                                 730,000             1,092,660
Noble Group                                             642,000             1,001,560
REXCAPITAL Financial Holdings                         2,805,400(b)            231,616
TPV Technology                                        1,495,000               763,527
Wharf Holdings                                          172,000               760,252
Xinyu Hengdeli Holdings                               1,600,000               656,199
                                                                      ---------------
Total                                                                      18,405,458
-------------------------------------------------------------------------------------


ICELAND (--%)
deCODE genetics                                          50,300(b)             80,480
-------------------------------------------------------------------------------------


INDIA (0.9%)
Asian Paints                                             48,446             1,363,827
Housing Development Finance                              33,000             1,747,558
Jain Irrigation Systems                                  45,000               554,326
JSW Steel                                                12,165               209,215
Mundra Port and Special Economic Zone                    28,000(b)            376,626
Shree Cement                                              8,350               115,208
United Phosphorus                                       190,000(b)          1,506,000
                                                                      ---------------
Total                                                                       5,872,760
-------------------------------------------------------------------------------------


INDONESIA (0.1%)
Perusahaan Gas Negara                                   700,000               929,442
-------------------------------------------------------------------------------------


IRELAND (0.9%)
IAWS Group                                               80,000             1,855,609
Paddy Power                                              60,529             1,683,574
United Drug                                             339,300             1,934,492
                                                                      ---------------
Total                                                                       5,473,675
-------------------------------------------------------------------------------------


ITALY (1.6%)
Amplifon                                                221,000               563,553
Cobra Automotive Technologies                            30,000(b)            172,852
Compagnie Industriali Riunite                           410,000             1,078,124
Ducati Motor Holding                                    565,000(b)          1,484,305
Enel                                                    180,516             1,668,177
Fiat                                                    116,030             1,985,166
GranitiFiandre                                           62,000               668,616
Lottomatica                                              35,568             1,108,837
SABAF                                                    15,000               408,472
Terna -- Rete Elettrica Nationale                       263,134             1,091,933
                                                                      ---------------
Total                                                                      10,230,035
-------------------------------------------------------------------------------------


JAPAN (17.7%)
AEON Delight                                             28,000               655,979
AEON Mall                                                39,000             1,157,939
Ain Pharmaciez                                           35,000               559,414
AS ONE                                                   28,600               645,699
Asahi Breweries                                          84,400             1,587,801
Asics                                                   126,000             1,173,886
Bank of Kyoto                                            81,000               843,874
Canon                                                    36,000             1,645,465
Casio Computer                                           37,000               456,021
Chiba Bank                                              154,000             1,027,657
Cosel                                                    70,000               643,845
Credit Saison                                            51,200             1,074,536
CyberAgent                                                  747               987,787
Daihatsu Motor                                           78,000               924,075
Daikin Inds                                              50,600             2,160,830
FamilyMart                                               24,200             1,059,755
Fast Retailing                                           17,763             1,987,558
FCC                                                      60,000             1,022,371
Fujitsu                                                 301,000             2,177,051
Fukuoka Financial Group                                  89,800               375,238
Fukuoka REIT                                                120               605,342
Fullcast                                                    650(d)            156,901
Glory                                                    32,800               721,087
Hamamatsu Photonics                                      25,000               664,590
Hisamitsu Pharmaceutical                                 27,700             1,160,441
Hitachi                                                 441,000             3,179,165
Hitachi Construction Machinery                           21,000               555,018
Hitachi Metals                                           73,000             1,203,194
Honda Motor                                              50,700             1,618,586
Hosiden                                                  60,000               978,083
Ibiden                                                   44,000             1,299,318
INPEX Holdings                                              179             1,810,643
ITOCHU                                                  196,000             1,947,837
Japan Pure Chemical                                          72               268,633
JFE Holdings                                             24,200             1,176,251
Jupiter Telecommunications                                2,100             1,647,810
Kamigumi                                                130,000               952,843
Kansai Paint                                            370,000             2,572,430
Kansai Urban Banking                                    347,500               652,018
Kenedix                                                   1,000               717,350
Keyence                                                   4,400               961,169
Kintetsu World Express                                   38,000               923,542
Komatsu                                                 109,400             2,716,992
Konami                                                   33,100             1,046,782
Kurita Water Inds                                        30,600               972,450
Lawson                                                   21,500             1,111,710
Makita                                                   28,100               961,547
Marubeni                                                324,000             2,360,452
Matsushita Electric Industrial                          170,000             3,584,444
Mitsubishi                                              131,400             3,829,164
Mitsubishi Electric                                     277,000             2,730,131
Mitsubishi UFJ Financial Group                          432,600             3,820,151
Mitsui & Co                                             111,000             2,277,406
Mitsui OSK Lines                                        187,000             2,421,808
Mitsui Sumitomo Insurance Group Holdings                 23,900(b)            792,228
Nakanishi                                                 7,300               756,066
NGK Insulators                                           43,000               625,636
Nikon                                                    75,000             2,179,164
Nintendo                                                  9,100             4,415,396
Nippon Building Fund                                         70               826,445
Nippon Electric Glass                                   111,000             1,633,613
Nippon Yusen Kabushiki Kaisha                           179,000             1,529,621
Olympus                                                  27,000               906,639
ORIX JREIT                                                   14                77,731
Osaka Securities Exchange                                   255             1,092,560
OSG                                                      83,000(d)            746,649
Park24                                                  185,000(d)          1,029,760
POINT                                                    22,000               675,923
Rakuten                                                   2,157             1,082,672
RISA Partners                                               494               677,994
Sankyo                                                   13,200               799,693
Seven Bank                                                   32                76,478


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Sojitz                                                  284,721              $871,748
Sony                                                     18,500               699,613
Suruga Bank                                             146,000             1,820,044
Sysmex                                                   24,000               987,924
T&D Holdings                                             18,300             1,154,726
T. Hasegawa                                              48,500(d)            751,150
Takata                                                    2,600                39,514
Tamron                                                   35,000               533,619
Tokio Marine Holdings                                    69,300             2,600,214
TOPCON                                                  145,000             1,074,957
Toyoda Gosei                                             31,700               869,649
Toyota Boshoku                                           29,800               658,675
Unicharm PetCare                                         31,000               936,326
Union Tool                                               29,000               777,391
Ushio                                                    60,000               926,834
USS                                                      11,000               734,382
Wacom                                                       260               574,448
Yusen Air & Sea Service                                  64,000             1,012,642
ZENRIN                                                   11,100               183,141
                                                                      ---------------
Total                                                                     112,903,334
-------------------------------------------------------------------------------------


LUXEMBOURG (0.9%)
ArcelorMittal                                            40,116             3,548,420
SES FDR                                                  82,200             2,003,741
                                                                      ---------------
Total                                                                       5,552,161
-------------------------------------------------------------------------------------


MEXICO (0.4%)
Financiera Independencia                                225,000               291,407
Grupo Aeroportuario del Sureste ADR                      20,000             1,023,200
Urbi Desarrollos Urbanos                                429,600(b)          1,423,083
                                                                      ---------------
Total                                                                       2,737,690
-------------------------------------------------------------------------------------


NETHERLANDS (4.5%)
Aalberts Inds                                            91,317             1,395,143
Arcadis                                                  48,900             1,093,612
Fugro                                                    84,877             6,021,530
Imtech                                                   94,000             2,079,134
Koninklijke (Royal) KPN                                 180,009             3,133,363
Koninklijke DSM                                          17,547             1,064,597
Koninklijke Vopak                                        22,000             1,316,851
Qiagen                                                   25,000(b)            473,557
Reed Elsevier                                           124,069             2,054,912
Royal Boskalis Westminster                               18,419               984,051
Smit Intl                                                21,086             1,943,094
Ten Cate                                                 74,320             2,883,594
Unilever                                                 71,409             1,969,175
Unit 4 Agresso                                           64,150             1,342,554
Wavin                                                    65,345               524,547
                                                                      ---------------
Total                                                                      28,279,714
-------------------------------------------------------------------------------------


NEW ZEALAND (0.1%)
Sky City Entertainment Group                            264,229               665,638
-------------------------------------------------------------------------------------


NORWAY (1.0%)
DNB NOR                                                  92,700             1,184,295
Kongsberg Automotive                                    109,350(b)            328,901
StatoilHydro                                             85,550             2,772,300
Yara Intl                                                29,770             2,115,689
                                                                      ---------------
Total                                                                       6,401,185
-------------------------------------------------------------------------------------


POLAND (0.1%)
ING Bank Slaski                                           3,700               851,174
-------------------------------------------------------------------------------------


RUSSIA (0.1%)
RBC Information Systems ADR                              10,450               317,680
-------------------------------------------------------------------------------------


SINGAPORE (1.2%)
CDL Hospitality Trusts                                1,200,000             1,247,626
ComfortDelGro                                           850,000               966,827
Golden Agri-Resources                                   816,000               421,781
Mapletree Logistics Trust                             1,973,100             1,049,942
Olam Intl                                               440,000               721,652
Singapore Exchange                                      450,000             2,212,463
Wilmar Intl                                             261,000               834,542
                                                                      ---------------
Total                                                                       7,454,833
-------------------------------------------------------------------------------------


SOUTH AFRICA (1.0%)
Impala Platinum Holdings                                 66,000             2,191,769
Mr Price Group                                          310,000               822,819
Naspers Series N                                         64,000             1,552,348
Randgold Resources ADR                                   29,500             1,509,810
                                                                      ---------------
Total                                                                       6,076,746
-------------------------------------------------------------------------------------


SOUTH KOREA (1.0%)
JVM                                                       7,000               206,425
MegaStudy                                                 6,777             1,698,002
Mirae Asset Securities                                    5,900               568,917
Sung Kwang Bend                                          41,000             1,082,808
Taewoong                                                 11,372             1,118,549
Woongjin Coway                                           50,700             1,592,878
YBM Sisa.com                                              3,000                30,755
                                                                      ---------------
Total                                                                       6,298,334
-------------------------------------------------------------------------------------


SPAIN (1.9%)
Grifols                                                  36,500             1,091,735
Mapfre                                                  201,970             1,006,068
Promotora de Informaciones                               90,000               780,422
Red Electrica de Espana                                  17,800             1,071,189
Telefonica                                              312,445             8,106,422
                                                                      ---------------
Total                                                                      12,055,836
-------------------------------------------------------------------------------------


SWEDEN (2.2%)
Alfa Laval                                              121,100             1,883,477
Hennes & Mauritz Series B                                54,325             2,899,501
Hexagon Series B                                        162,710             2,649,479
HEXPOL                                                   49,196(b)            426,689
Holmen Series B                                          26,600               781,193
Modern Times Group Series B                              12,700               713,426
Nobia                                                   104,170               563,767
Nordea Bank                                              55,600               788,143
Oriflame Cosmetics SDR                                   17,400             1,126,120
Securitas Systems Series B                              469,000               847,917
Sweco Series B                                          139,000             1,193,217
                                                                      ---------------
Total                                                                      13,872,929
-------------------------------------------------------------------------------------


SWITZERLAND (7.8%)
ABB                                                     200,949(b)          5,269,198
Addax Petroleum                                          26,900             1,050,826
Burckhardt Compression Holding                            4,350             1,178,630
Geberit                                                  10,700             1,361,369
Givaudan                                                    750               610,616
Kuehne & Nagel Intl                                      22,800             1,907,879
Logitech Intl                                            55,708(b)          1,475,523
Lonza Group                                              11,822             1,713,865
Nestle                                                  266,222            11,680,048
Novartis                                                159,162             9,450,563
Roche Holding                                            29,871             5,520,075
Sika                                                      1,060             1,369,407
Sonova Holding                                           18,810             1,367,365
Temenos Group                                            29,567(b)            871,074
Xstrata                                                  53,016             3,802,513
Zurich Financial Services                                 5,921             1,556,552
                                                                      ---------------
Total                                                                      50,185,503
-------------------------------------------------------------------------------------


TAIWAN (0.6%)
Advantech                                                61,299               131,983
Everlight Electronics                                   282,976               749,031
Formosa Intl Hotels                                      82,956             1,376,422
GeoVision                                                60,000               334,671
President Chain Store                                   318,000               979,479
Wah Lee Industrial                                      331,801(b)            552,121
                                                                      ---------------
Total                                                                       4,123,707
-------------------------------------------------------------------------------------


UNITED KINGDOM (15.1%)
Aggreko                                                 118,017             1,652,152
Anglo American                                          101,361             5,794,322
Autonomy                                                 72,059(b)          1,518,150
AVEVA Group                                              38,097             1,178,759
BG Group                                                257,514             5,819,714
BHP Billiton                                            120,603             3,991,281
British American Tobacco                                138,393             4,994,132
Capita Group                                            120,000             1,628,213
Chemring Group                                           23,376             1,097,107
Cobham                                                  368,061             1,471,207
Compass Group                                           277,831             2,003,017
Dana Petroleum                                           30,505(b)            867,046
Detica Group                                            180,000             1,580,659
Enterprise Inns                                         136,948               424,539
G4S                                                     375,738             1,430,123
GAME Group                                              256,830             1,299,706
GlaxoSmithKline                                         246,108             5,736,658
HMV Group                                               287,794               684,284
ICAP                                                    170,384             1,680,799
IG Group Holdings                                       136,608               953,070
Imperial Tobacco Group                                  131,780             4,921,480
Informa                                                 200,000             1,722,603
Intermediate Capital Group                               23,000               612,523
Intertek Group                                          157,176             3,138,592
Intl Power                                              321,011             2,612,344
John D Wood & Co                                        136,926(b)          1,142,226
Keller Group                                             42,000               607,224
Laird Group                                              61,148               349,557
Man Group                                               247,103             2,984,701
Northgate                                               165,000             1,105,854
Petrofac                                                 87,140             1,103,291
Prudential                                              278,948             2,987,132
Reckitt Benckiser Group                                  72,534             3,954,457
Rio Tinto                                                43,105             4,510,643
Rotork                                                  101,386             2,190,461
RPS Group                                               220,000             1,366,022
Serco Group                                              90,100               729,798
Smith & Nephew                                          136,000             1,452,246


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)
Stagecoach Group                                        288,916            $1,620,664
Standard Chartered                                      141,227             4,299,707
Tesco                                                   248,481             1,764,944
Tullow Oil                                               36,000               558,728
Unilever                                                 98,811             2,709,038
Wm Morrison Supermarkets                                497,596             2,538,259
                                                                      ---------------
Total                                                                      96,787,432
-------------------------------------------------------------------------------------


UNITED STATES (1.5%)
Atwood Oceanics                                          58,000(b)          2,662,780
BioMarin Pharmaceutical                                  28,000(b)            911,400
Bristow Group                                             6,000(b)            269,940
Central European Distribution                            17,000(b)          1,240,320
FMC Technologies                                         32,000(b)          1,976,960
iShares MSCI EAFE Index Fund                             31,081             2,063,467
Oceaneering Intl                                          5,000(b)            303,200
                                                                      ---------------
Total                                                                       9,428,067
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $580,965,601)                                                     $620,090,631
-------------------------------------------------------------------------------------



OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
SINGAPORE
Mapletree Logistics Trust Rights                      1,479,825(b)             $5,413
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                    $5,413
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.0%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              18,776,826(f)        $18,776,826
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $18,776,826)                                                       $18,776,826
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $599,742,427)(g)                                                  $638,872,870
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2008:

                                                                      PERCENT OF
INDUSTRY                                                              NET ASSETS          VALUE
---------------------------------------------------------------------------------------------------
Aerospace & Defense                                                       0.4%           $2,568,314
Air Freight & Logistics                                                   0.6             3,662,063
Auto Components                                                           1.0             6,156,491
Automobiles                                                               0.9             6,012,132
Beverages                                                                 0.4             2,828,121
Biotechnology                                                             0.7             4,597,571
Building Products                                                         0.8             5,273,623
Capital Markets                                                           1.4             9,087,738
Chemicals                                                                 4.8            30,801,076
Commercial Banks                                                          4.1            26,106,754
Commercial Services & Supplies                                            2.6            16,238,865
Communications Equipment                                                  1.6            10,330,110
Computers & Peripherals                                                   1.5             9,779,942
Construction & Engineering                                                1.9            12,196,793
Construction Materials                                                    0.7             4,246,558
Consumer Finance                                                          0.2             1,365,943
Containers & Packaging                                                    0.1               908,469
Distributors                                                              0.1               656,199
Diversified Consumer Services                                             0.3             1,728,757
Diversified Financial Services                                            1.8            11,228,190
Diversified Telecommunication Services                                    2.1            13,179,065
Electric Utilities                                                        2.3            14,889,236
Electrical Equipment                                                      3.2            20,430,429
Electronic Equipment & Instruments                                        2.2            14,263,815
Energy Equipment & Services                                               2.8            17,618,560
Food & Staples Retailing                                                  2.5            16,014,929
Food Products                                                             3.6            22,625,567
Gas Utilities                                                             0.4             2,501,514
Health Care Equipment & Supplies                                          0.9             5,470,240
Health Care Providers & Services                                          1.2             7,558,884
Hotels, Restaurants & Leisure                                             2.2            13,929,239
Household Durables                                                        1.7            10,644,559
Household Products                                                        0.6             3,954,457
Independent Power Producers & Energy Traders                              0.4             2,612,344
Industrial Conglomerates                                                  1.1             7,160,484
Insurance                                                                 2.3            14,901,697
Internet & Catalog Retail                                                 0.3             1,762,701
Internet Software & Services                                              0.1               360,105
IT Services                                                               0.5             3,128,676
Leisure Equipment & Products                                              0.6             3,929,406
Life Sciences Tools & Services                                            0.5             2,915,315


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                                                                      PERCENT OF
INDUSTRY                                                              NET ASSETS          VALUE
---------------------------------------------------------------------------------------------------
Machinery                                                                 3.9%          $24,573,699
Marine                                                                    1.3             7,971,171
Media                                                                     2.6            16,617,637
Metals & Mining                                                           8.4            53,771,947
Multiline Retail                                                          0.4             2,325,444
Multi-Utilities                                                           1.3             8,004,246
Office Electronics                                                        0.4             2,838,160
Oil, Gas & Consumable Fuels                                               4.2            26,685,760
Paper & Forest Products                                                   0.6             3,761,896
Personal Products                                                         0.3             1,957,622
Pharmaceuticals                                                           4.8            30,327,311
Real Estate Investment Trusts (REITs)                                     0.9             5,659,305
Real Estate Management & Development                                      0.4             2,635,541
Road & Rail                                                               0.8             5,221,780
Software                                                                  1.9            12,027,686
Specialty Retail                                                          1.7            10,657,586
Textiles, Apparel & Luxury Goods                                          0.9             5,531,718
Thrifts & Mortgage Finance                                                0.3             1,747,558
Tobacco                                                                   1.6             9,915,612
Trading Companies & Distributors                                          2.0            12,977,737
Transportation Infrastructure                                             1.5             9,261,697
Other(1)                                                                  3.0            18,776,826
---------------------------------------------------------------------------------------------------
Total                                                                                  $638,872,870
---------------------------------------------------------------------------------------------------



(1)  Cash & Cash Equivalents.

..NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At July 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.0% of net assets. The Fund's cash equivalent position is 2.0% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.

(g) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $599,742,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $92,756,000
Unrealized depreciation                                                     (53,626,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $39,130,000
---------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
5 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                            PORTFOLIO OF INVESTMENTS


                                       FOR


              RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND


                                  JULY 31, 2008





JULY 31, 2008 (UNAUDITED)


(Percentages represent value of investments compared to net assets)





INVESTMENTS IN SECURITIES





COMMON STOCKS (98.6%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (1.9%)
Macquarie Infrastructure Group                        4,225,148           $10,152,786
Natl Australia Bank                                     559,621            12,845,237
OZ Minerals                                           4,174,339             7,761,126
                                                                      ---------------
Total                                                                      30,759,149
-------------------------------------------------------------------------------------


BELGIUM (1.8%)
Fortis                                                1,702,632            23,912,296
Solvay                                                   53,800             6,430,516
                                                                      ---------------
Total                                                                      30,342,812
-------------------------------------------------------------------------------------


BRAZIL (1.3%)
Gerdau ADR                                              232,700             5,065,879
UNIBANCO -- Uniao de Bancos Brasileiros GDR              52,900             6,963,227
Usinas Siderurgicas de Minas Gerais Series A            202,050             8,754,639
                                                                      ---------------
Total                                                                      20,783,745
-------------------------------------------------------------------------------------


CANADA (3.1%)
Barrick Gold                                            164,000             6,946,410
ING Canada                                                    1                    10
Petro-Canada                                            364,100            16,808,993
Royal Bank of Canada                                    344,057            15,880,308
Teck Cominco Cl B                                       238,400            10,952,381
TELUS                                                       526                18,487
                                                                      ---------------
Total                                                                      50,606,589
-------------------------------------------------------------------------------------


CHILE (0.6%)
Antofagasta                                             813,100             9,232,975
-------------------------------------------------------------------------------------


CHINA (0.4%)
China Petroleum & Chemical Series H                   6,084,000             6,353,856
-------------------------------------------------------------------------------------


FINLAND (1.2%)
Nokia                                                   511,700            13,964,200
Stora Enso Series R                                     707,500             6,388,197
                                                                      ---------------
Total                                                                      20,352,397
-------------------------------------------------------------------------------------


FRANCE (13.1%)
Air France-KLM                                          211,400             5,252,586
BNP Paribas                                             392,630            38,702,635
Credit Agricole                                       1,139,466            24,260,105
Lagardere                                               244,000            13,372,191
Michelin Series B                                       185,100            12,202,319
Renault                                                 359,000            29,798,351
Sanofi-Aventis                                          460,626            32,329,935
Societe Generale                                        262,500            24,289,173
Total                                                   480,300            36,772,565
                                                                      ---------------
Total                                                                     216,979,860
-------------------------------------------------------------------------------------


GERMANY (17.6%)
Allianz                                                 277,900            47,269,026
BASF                                                    877,800            55,912,390
Celesio                                                 302,000             9,829,771
Deutsche Bank                                           337,900(d)         31,167,442
Deutsche Lufthansa                                    1,070,000            24,628,885
Deutsche Telekom                                      1,447,900            25,061,690
E.ON                                                    237,600            45,389,821
Munich Re Group                                         164,000            27,323,571
RWE                                                      80,400             9,608,505
TUI                                                     621,400(d)         14,268,417
                                                                      ---------------
Total                                                                     290,459,518
-------------------------------------------------------------------------------------


HONG KONG (0.5%)
China Netcom Group Corp Hong Kong                     2,953,000             8,958,607
-------------------------------------------------------------------------------------


INDIA (0.4%)
State Bank of India GDR                                  96,500             6,314,406
-------------------------------------------------------------------------------------


ITALY (5.4%)
Banco Popolare                                          209,500             3,763,511
Eni                                                   1,465,800            49,458,191
Fondiaria -- SAI                                        265,600             8,333,604
Intesa Sanpaolo                                       3,643,375            20,458,434
Telecom Italia                                        3,749,600             6,729,231
                                                                      ---------------
Total                                                                      88,742,971
-------------------------------------------------------------------------------------


JAPAN (22.4%)
Canon                                                   473,800            21,656,143
East Japan Railway                                        2,019            15,794,385
Fujitsu                                               3,370,000            24,374,297
Hitachi                                               1,009,000             7,273,870
Honda Motor                                             756,600            24,154,287
JFE Holdings                                            487,700            23,704,852
Mitsubishi                                              183,000             5,332,854
Mitsubishi Chemical Holdings                          1,439,000             8,585,396
Mitsui & Co                                             582,000            11,940,994
Mitsui Chemicals                                      1,685,000             8,113,154
Mitsui OSK Lines                                      1,644,000            21,291,195
Nippon Mining Holdings                                2,309,000            13,911,824
Nippon Telegraph & Telephone                              4,620            23,473,458
Nissan Motor                                          2,752,100            21,187,407
ORIX                                                    147,000            22,256,727
Sharp                                                 1,045,000            14,517,620
Sumitomo Mitsui Financial Group                           3,040            23,587,562
Tokyo Electric Power                                    995,900            27,428,817
Toshiba                                               2,603,000            16,901,086
Toyota Motor                                            796,000            34,315,174
                                                                      ---------------
Total                                                                     369,801,102
-------------------------------------------------------------------------------------


LUXEMBOURG (1.7%)
ArcelorMittal                                           320,497            28,345,647
-------------------------------------------------------------------------------------


NETHERLANDS (5.1%)
ING Groep                                               753,424            24,566,298
Koninklijke Ahold                                     1,901,420            21,632,170
Royal Dutch Shell Series A                            1,061,652            37,644,983
                                                                      ---------------
Total                                                                      83,843,451
-------------------------------------------------------------------------------------


NEW ZEALAND (0.7%)
Telecom New Zealand                                   4,289,300            11,741,698
-------------------------------------------------------------------------------------


NORWAY (1.1%)
Norsk Hydro                                             296,950             3,713,728
StatoilHydro                                            449,450            14,564,699
                                                                      ---------------
Total                                                                      18,278,427
-------------------------------------------------------------------------------------


PHILIPPINE ISLANDS (0.3%)
Philippine Long Distance Telephone                       98,000             5,559,646
-------------------------------------------------------------------------------------


RUSSIA (0.9%)
LUKOIL ADR                                               82,000             6,810,373
MMC Norilsk Nickel ADR                                  374,250             8,115,835
Total                                                                      14,926,208
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.2%)
Standard Bank Group                                     216,002             2,653,443
-------------------------------------------------------------------------------------


SOUTH KOREA (1.4%)
Honam Petrochemical                                      66,000             4,893,265
Hyundai Mobis                                            52,200             4,547,003
Industrial Bank of Korea                                194,500             3,006,811
Kookmin Bank                                             53,900             3,056,929
Samsung Electronics                                      15,500             6,943,001
                                                                      ---------------
Total                                                                      22,447,009
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


SPAIN (1.4%)
Repsol YPF                                              687,800           $23,041,248
-------------------------------------------------------------------------------------


SWEDEN (1.8%)
Electrolux Series B                                      15,200               183,234
Nordea Bank                                             319,600             4,530,403
Svenska Cellulosa Series B                              565,700             6,404,497
TELE2 Series B                                          640,600            11,190,573
Volvo Series B                                          593,350             7,138,377
                                                                      ---------------
Total                                                                      29,447,084
-------------------------------------------------------------------------------------


SWITZERLAND (1.9%)
Credit Suisse Group                                     353,000            17,632,212
Xstrata                                                 191,080            13,704,998
                                                                      ---------------
Total                                                                      31,337,210
-------------------------------------------------------------------------------------


TAIWAN (1.1%)
Powerchip Semiconductor                               7,003,783             1,627,657
Siliconware Precision Inds                            4,290,112             5,593,964
Taiwan Semiconductor Mfg                              3,893,019             7,034,256
United Microelectronics                               8,815,379             4,078,749
                                                                      ---------------
Total                                                                      18,334,626
-------------------------------------------------------------------------------------


THAILAND (0.2%)
PTT                                                     540,800             4,018,475
-------------------------------------------------------------------------------------


UNITED KINGDOM (10.5%)
Associated British Foods                                487,600             6,894,400
Aviva                                                 1,893,018            18,784,975
Barclays                                              2,377,900            16,146,446
BP                                                      767,500             7,876,993
GlaxoSmithKline                                       1,223,800            28,526,185
HBOS                                                  4,202,580            23,981,691
Home Retail Group                                     2,384,700            10,198,158
Kazakhmys                                               202,800             5,969,463
Royal Bank of Scotland Group                          4,942,992            20,508,192
RSA Insurance Group                                   1,548,563             4,020,380
Taylor Wimpey                                         1,998,708             1,545,678
Vodafone Group                                       10,806,450            28,947,830
                                                                      ---------------
Total                                                                     173,400,391
-------------------------------------------------------------------------------------


UNITED STATES (0.5%)
Gerdau Ameristeel                                       553,500             8,753,702
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,635,511,558)                                                 $1,625,816,252
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.3%)(b,e)
ISSUER                                                 SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              21,157,204(f)        $21,157,204
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $21,157,204)                                                       $21,157,204
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,656,668,762)(g)                                              $1,646,973,456
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2008:

                                                                     PERCENT OF
INDUSTRY                                                             NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Airlines                                                                 1.8%            $29,881,471
Auto Components                                                          1.0              16,749,322
Automobiles                                                              6.6             109,455,219
Capital Markets                                                          3.0              48,799,654
Chemicals                                                                5.1              83,934,721
Commercial Banks                                                        15.3             250,948,513
Communications Equipment                                                 0.8              13,964,200
Computers & Peripherals                                                  2.5              41,275,383
Consumer Finance                                                         1.3              22,256,727
Diversified Financial Services                                           2.9              48,478,594
Diversified Telecommunication Services                                   5.3              87,173,744
Electric Utilities                                                       4.4              72,818,638
Electronic Equipment & Instruments                                       0.4               7,273,870
Food & Staples Retailing                                                 1.3              21,632,170
Food Products                                                            0.4               6,894,400
Health Care Providers & Services                                         0.6               9,829,771
Hotels, Restaurants & Leisure                                            0.9              14,268,417
Household Durables                                                       1.0              16,246,532
Insurance                                                                6.4             105,731,566
Internet & Catalog Retail                                                0.6              10,198,158
Machinery                                                                0.4               7,138,377
Marine                                                                   1.3              21,291,195
Media                                                                    0.8              13,372,191
Metals & Mining                                                          8.5             141,021,635
Multi-Utilities                                                          0.6               9,608,505
Office Electronics                                                       1.3              21,656,143
Oil, Gas & Consumable Fuels                                             13.3             217,262,200
Paper & Forest Products                                                  0.8              12,792,694
Pharmaceuticals                                                          3.7              60,856,120
Road & Rail                                                              1.0              15,794,385
Semiconductors & Semiconductor Equipment                                 1.5              25,277,627
Trading Companies & Distributors                                         1.0              17,273,848
Transportation Infrastructure                                            0.6              10,152,786
Wireless Telecommunication Services                                      2.1              34,507,476
Other(1)                                                                 1.3              21,157,204
----------------------------------------------------------------------------------------------------
Total                                                                                 $1,646,973,456
----------------------------------------------------------------------------------------------------




(1)  Cash & Cash Equivalents.


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2008.

(b) At July 31, 2008, investments in securities included securities valued at $1,270,044 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

TYPE OF SECURITY                                                              CONTRACTS
---------------------------------------------------------------------------------------
PURCHASE CONTRACTS
Dow Jones Euro STOXX 50 Futures, Sept. 2008                                      325


(c)  Foreign security values are stated in U.S. dollars.

(d)  At July 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.8% of net assets. The Fund's cash equivalent position is 0.5% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.

(g) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $1,656,669,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $221,656,000
Unrealized depreciation                                                     (231,352,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                  $(9,696,000)
----------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                            PORTFOLIO OF INVESTMENTS


                                       FOR


                RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND


                                AT JULY 31, 2008





JULY 31, 2008 (UNAUDITED)


(Percentages represent value of investments compared to net assets)





INVESTMENTS IN SECURITIES





COMMON STOCKS (97.0%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (2.9%)
Aditya Birla Minerals                                   76,598               $103,900
Ausenco                                                 17,000                222,008
Australian Worldwide Exploration                       108,200(b)             351,467
Bradken                                                 34,350                288,361
Charter Hall Group                                     148,500                130,974
Goodman Fielder                                          8,000                  9,821
Hastie Group                                            51,100                118,934
HFA Holdings                                           142,100                139,096
Macmahon Holdings                                      187,200                294,953
Mount Gibson Iron                                       99,904(b)             243,506
NRW Holdings                                            58,267                103,626
Nufarm                                                  10,480                165,536
PanAust                                                310,000(b)             239,510
Tassal Group                                            36,525                 82,202
Western Areas                                           10,000(b)              77,309
                                                                      ---------------
Total                                                                       2,571,203
-------------------------------------------------------------------------------------


AUSTRIA (0.6%)
Andritz                                                  8,373                499,075
Andritz                                                  1,082                 64,734
                                                                      ---------------
Total                                                                         563,809
-------------------------------------------------------------------------------------


BELGIUM (0.5%)
EVS Broadcast Equipment                                  3,382                299,557
Telenet Group Holding                                    5,600(b)             122,077
                                                                      ---------------
Total                                                                         421,634
-------------------------------------------------------------------------------------


BRAZIL (0.8%)
Brasil Telecom                                          27,700                325,674
Localiza Rent A Car                                     33,000                387,987
                                                                      ---------------
Total                                                                         713,661
-------------------------------------------------------------------------------------


CANADA (5.1%)
Bird Construction Income Fund Unit                       6,600                262,917
Breaker Energy                                          19,300(b)             206,065
Celestica                                               34,700(b)             274,563
Crew Energy                                              7,600(b)             108,168
Eastern Platinum                                        88,500(b)             163,393
Energy Savings                                          19,600(d)                  --
Energy Savings Income Fund Unit                         19,600                256,368
Highpine Oil & Gas                                      15,400(b)             187,141
Laurentian Bank of Canada                                6,900                283,091
Major Drilling Group Intl                                7,500(b)             289,611
Neo Material Technologies                               54,300(b)             188,833
Northbridge Financial                                    6,100                195,269
Oilexco                                                 26,000(b)             414,750
Pan Orient Energy                                       25,800(b)             210,443
Rothmans                                                12,400                359,754
Solana Resources                                        37,600(b)             172,629
Superior Plus Income Fund Unit                          10,000                108,919
Thompson Creek Metals                                    9,500(b)             162,772
TUSK Energy                                             85,200(b)             187,262
WestJet Airlines                                        15,900(b)             230,027
Westshore Terminals Income Fund Unit                    11,700                212,010
                                                                      ---------------
Total                                                                       4,473,985
-------------------------------------------------------------------------------------


CHINA (2.7%)
Angang Steel Series H                                  224,480                451,843
ANTA Sports Products                                   100,000                 77,824
AsiaInfo Holdings                                       32,200(b)             443,394
Beijing North Star Series H                            210,000                 58,219
BYD Series H                                           210,900                213,612
China Shipping Development Series H                    118,000                358,046
Guangzhou Shipyard Intl Series H                        50,000                114,728
Huaxin Cement Series B                                  61,300                139,279
Kingdee Intl Software Group                            102,000                 23,252
New World Department Store China                       209,000(b)             167,813
Shanghai Zhenhua Port Machinery Series B               157,000                222,135
Sohu.com                                                 1,400(b)             105,672
                                                                      ---------------
Total                                                                       2,375,817
-------------------------------------------------------------------------------------


DENMARK (2.6%)
Auriga Inds Series B                                     9,644                382,584
East Asiatic                                             7,227                489,596
FLSmidth & Co                                            8,121                780,741
Genmab                                                   3,799(b)             202,268
H Lundbeck                                              13,200                334,753
NeuroSearch                                              2,658(b)             133,840
                                                                      ---------------
Total                                                                       2,323,782
-------------------------------------------------------------------------------------


EGYPT (0.1%)
EFG-Hermes                                              12,800                113,844
-------------------------------------------------------------------------------------


FINLAND (1.9%)
Jaakko Poyry Group                                      18,273                479,199
KCI Konecranes                                          14,633                581,289
Nokian Renkaat                                          11,293                486,207
Oriola KD-Series A                                      19,481                 72,923
Oriola KD-Series B                                      25,449                 96,069
                                                                      ---------------
Total                                                                       1,715,687
-------------------------------------------------------------------------------------


FRANCE (3.5%)
Eramet                                                     300                207,644
Faiveley                                                 2,106                163,753
Guerbet                                                  1,517                295,465
Ingenico                                                21,885                591,430
Rallye                                                   2,700                129,901
Rubis                                                    5,368                491,891
SEB                                                      6,000                335,878
Sechilienne-Sidec                                        4,971                392,634
Ubisoft Entertainment                                    1,500(b)             147,619
Virbac                                                   3,267                284,400
                                                                      ---------------
Total                                                                       3,040,615
-------------------------------------------------------------------------------------


GERMANY (7.4%)
aleo solar                                               7,850(b)             116,660
AMB Generali Holding                                     2,206                401,707
BAUER                                                    7,115                671,389
Duerr                                                    6,400                236,855
ElringKlinger                                           15,120                412,097
Fielmann                                                 9,665                788,515
Fresenius                                                3,300                266,891
Fresenius Medical Care & Co                              5,250                290,155
Fuchs Petrolub                                           3,315                275,343
Gerresheimer                                             4,950                255,179
GERRY WEBER Intl                                         9,450                283,929
Gildemeister                                             6,000                171,099
Kloeckner & Co                                           4,700                235,466
LEONI                                                    7,600                314,473
Rational                                                 1,495                276,849
SMA Solar Technology                                     1,786(b)             151,816
STADA Arzneimittel                                       4,400                228,219
Tognum                                                   5,150                112,418
Vossloh                                                  8,059              1,034,297
                                                                      ---------------
Total                                                                       6,523,357
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


GREECE (1.8%)
Fourlis Holdings                                        15,818               $420,286
Frigoglass                                              12,326                256,061
Neochimiki LV Lavrentiadis                               2,224                 64,846
Sarantis                                                37,250                562,388
Sidenor Steel Products Mfg                              17,840                277,169
                                                                      ---------------
Total                                                                       1,580,750
-------------------------------------------------------------------------------------


HONG KONG (2.7%)
Chaoda Modern Agriculture                              168,075                194,137
China Everbright Intl                                  622,000                172,045
China Overseas Land & Investment                       204,625                362,430
China Ting Group Holdings                              524,000                 85,298
CNPC Hong Kong                                         180,000                 76,502
Dah Sing Banking Group                                  63,600                109,542
Far East Consortium Intl                               475,000                111,245
Huabao Intl Holdings                                   115,000                 91,974
I.T                                                    526,000                119,179
Jinhui Shipping & Transportation                        12,000                108,018
Pacific Basin Shipping                                 399,000                559,574
Peace Mark Holdings                                     92,000                 57,228
Sa Sa Intl Holdings                                    660,000                293,452
                                                                      ---------------
Total                                                                       2,340,624
-------------------------------------------------------------------------------------


INDONESIA (0.3%)
Indofood Sukses Makmur                                 502,000                124,225
United Tractors                                         98,000                121,687
                                                                      ---------------
Total                                                                         245,912
-------------------------------------------------------------------------------------


IRELAND (0.5%)
Origin Enterprises                                      63,910(b)             413,295
-------------------------------------------------------------------------------------


ISRAEL (0.5%)
Bezeq Israeli Telecommunication                        235,000                427,244
-------------------------------------------------------------------------------------


ITALY (1.6%)
Brembo                                                  31,100                338,642
Maire Tecnimont                                         42,300                258,537
Prysmian                                                 6,900                169,946
Recordati                                               27,200                198,919
Trevi Finanziaria                                       19,200                449,815
                                                                      ---------------
Total                                                                       1,415,859
-------------------------------------------------------------------------------------


JAPAN (23.2%)
Acrodea                                                     39(b)              77,918
Ain Pharmaciez                                           2,300                 36,762
Alpha Systems                                            5,800                130,477
Axell                                                       86                317,135
Benefit One                                                 16                 14,469
Chiyoda                                                    700                 11,195
Chugoku Marine Paints                                   27,000                185,270
CMIC                                                       160                 54,624
Coca-Cola West Holdings                                  9,100                201,410
Daifuku                                                 17,000                148,882
Daihen                                                  52,000                198,322
Dai-ichi Seiko                                           5,800                135,215
Daiichikosho                                            16,000                162,325
Daiseki                                                  5,880                187,775
DeNA                                                        50                241,211
Disco                                                    4,700                186,995
Don Quijote                                              9,100                170,128
en-japan                                                    84                118,698
EPS                                                         46                205,526
Exedy                                                    8,100                179,132
Foster Electric                                          5,500                 99,399
FP                                                      14,300                391,573
Funai Electric                                           6,500                202,382
GMO Internet                                            40,100(b)             197,461
Gourmet Navigator                                           71                152,808
Harmonic Drive Systems                                      42                159,229
Hino Motors                                             54,000                284,825
Hisamitsu Pharmaceutical                                 9,500                397,985
Hitachi Information Systems                              8,500                179,458
Hitachi Koki                                            22,800                302,649
Hitachi Software Engineering                             4,700                108,201
Hosokawa Micron                                          8,000                 49,068
Intage                                                   8,200                126,066
IRISO Electronics                                       12,800                180,348
IT Holdings                                              4,700(b)              84,520
Japan Retail Fund Investment                                41                208,399
Kanto Denka Kogyo                                       25,000                137,548
Koito Mfg                                               36,000                479,545
Kokusai                                                  3,800                 42,223
Kura                                                        67                129,615
Kuroda Electric                                         35,100                426,709
Kyoritsu Maintenance                                     2,980                 53,539
Kyowa Exeo                                              42,000                398,021
MANDOM                                                   8,900                213,749
MANI                                                     3,400                222,817
Matsumotokiyoshi Holdings                               20,800                416,577
MCJ                                                        120                 17,688
Miraca Holdings                                         15,000                359,887
Miraial                                                  5,300                110,359
Mitsubishi Paper Mills                                  53,000                130,530
Mitsubishi Tanabe Pharma                                22,000                286,522
Mitsubishi UFJ Lease & Finance                           7,180                313,333
Modec                                                   10,400                312,115
Moshi Moshi Hotline                                     10,800                276,616
NHK Spring                                              30,000                211,268
Nichi-iko Pharmaceutical                                 6,400                174,104
Nichirei                                                48,000                281,300
Nifco                                                   14,400                327,738
Nihon Kohden                                             3,900                 68,655
Nihon Unisys                                            12,200                177,792
Nippon Denko                                            16,000                173,128
NIPRO                                                   11,000                185,588
Nishimatsuya Chain                                      35,900                374,318
Nishi-Nippon City Bank                                 122,000                353,543
Nitta                                                    6,000                113,239
OBARA                                                    4,200                 52,656
OHARA                                                   10,200                161,334
Oki Electric Industry                                   69,000(b)             104,294
Okinawa Electric Power                                   3,970                199,661
Optex                                                    8,700                 96,818
Osaka Securities Exchange                                   39                167,097
Otsuka                                                   5,400                355,889
POINT                                                    3,310                101,696
Produce                                                     16(b)              46,518
Proto                                                    2,200                 57,916
Resort Solution                                          4,000                 10,869
RICOH LEASING                                            6,500                139,997
Roland                                                  12,300                267,588
Sanden                                                  40,000                176,583
Sanei-Intl                                              13,400                180,977
Sanki Engineering                                       38,000                321,430
Sanyo Special Steel                                     23,000                115,416
SFCG                                                     2,390                251,627
Shimachu                                                 6,000                147,838
SIIX                                                    14,000                 91,117
Sintokogio                                              32,800                284,983
SKY Perfect JSAT Holdings                                  238                 94,081
Software Service                                         6,900                 73,927
Sysmex                                                   5,800                238,748
TBK                                                     35,000                124,615
Toho Pharmaceutical                                     37,600                706,122
Token                                                    6,500                254,507
Tomy                                                    54,300                356,295
Toshiba Machine                                         20,000                108,640
Toyo Engineering                                        43,000                321,653
TS Tech                                                  4,700                 74,026
Tsubakimoto Chain                                       11,000                 57,417
Union Tool                                               7,100                190,327
USS                                                      5,570                371,865
Valor                                                   18,000                161,551
Village Vanguard                                            53                282,817
VSN                                                      3,600                 48,053
Works Applications                                         261                270,109
Yamaguchi Financial Group                               10,000                133,720
Yusen Air & Sea Service                                 18,600                294,299
                                                                      ---------------
Total                                                                      20,350,982
-------------------------------------------------------------------------------------


MALAYSIA (0.5%)
DiGi.Com                                                46,000                351,041
Sarawak Energy                                         120,800                110,705
                                                                      ---------------
Total                                                                         461,746
-------------------------------------------------------------------------------------


MEXICO (1.4%)
Desarrolladora Homex                                    58,000(b)             540,274
Megacable Holdings                                     118,000(b)             258,630
Mexichem                                                64,300                448,226
                                                                      ---------------
Total                                                                       1,247,130
-------------------------------------------------------------------------------------


NETHERLANDS (1.6%)
Grontmij                                                 4,600                171,268
Imtech                                                  24,623                544,623
Smit Intl                                                6,600                608,196
Ten Cate                                                 2,700                104,759
                                                                      ---------------
Total                                                                       1,428,846
-------------------------------------------------------------------------------------


NORWAY (1.6%)
Ementor                                                 38,000(b)             259,588
Petroleum Geo-Services                                   7,644(b)             176,479
Sevan Marine                                            51,848(b)             570,505
Songa Offshore                                          26,445(b)             379,199
                                                                      ---------------
Total                                                                       1,385,771
-------------------------------------------------------------------------------------


PHILIPPINE ISLANDS (0.2%)
Pepsi-Cola Products Philippines                      2,763,000(b)             142,687
-------------------------------------------------------------------------------------


POLAND (0.3%)
Globe Trade Centre                                      18,259(b)             257,742
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


SINGAPORE (0.7%)
CH Offshore                                            686,000               $299,262
Rotary Engineering                                     458,000                225,836
Yongnam Holdings                                       700,000(b)              80,815
                                                                      ---------------
Total                                                                         605,913
-------------------------------------------------------------------------------------


SOUTH AFRICA (1.2%)
Aveng                                                   31,835                267,590
Exxaro Resources                                        24,200                356,892
Murray & Roberts Holdings                               35,084                455,406
                                                                      ---------------
Total                                                                       1,079,888
-------------------------------------------------------------------------------------


SOUTH KOREA (3.6%)
Cheil Inds                                               4,080                212,673
Dongbu Insurance                                         6,290                205,259
GS Engineering & Construction                            2,700                267,483
Hyundai DSF                                              5,810                 57,184
Hyundai Marine & Fire Insurance                         12,000                242,447
JVM                                                      3,675                108,373
KC Tech                                                 35,520                171,966
Keangnam Enterprises                                     5,140                108,064
KH Vatec                                                11,000(b)             176,724
Kia Motors                                               8,820(b)             108,743
Korea Kumho Petrochemical                                3,297                117,332
Korean Reinsurance                                      24,810                291,825
LG Micron                                                3,580(b)             149,079
LIG Insurance                                           10,590                232,363
MegaStudy                                                  340                 85,188
Sodiff Advanced Materials                                2,208                159,854
Synopex                                                  9,315(b)              41,172
Taeyoung Engineering & Construction                     13,800                 80,263
Top Engineering                                         17,760                109,740
UJU Electronics                                          9,640                 87,608
YedangOnline                                            16,440                149,372
Youngone                                                 3,900                 29,082
                                                                      ---------------
Total                                                                       3,191,794
-------------------------------------------------------------------------------------


SPAIN (2.2%)
Prosegur Compania de Seguridad                          12,993                567,026
Red Electrica de Espana                                  3,600                216,645
Tubacex                                                 75,894                680,650
Viscofan                                                22,670                474,933
                                                                      ---------------
Total                                                                       1,939,254
-------------------------------------------------------------------------------------


SWEDEN (2.0%)
Betsson                                                  1,800(b)              20,330
Elekta Series B                                         20,130                423,395
Intrum Justitia                                         41,599                664,281
RaySearch Laboratories                                   8,779                 32,029
Saab Series B                                           20,571                517,976
West Siberian Resources SDR                             91,100(b)              98,641
                                                                      ---------------
Total                                                                       1,756,652
-------------------------------------------------------------------------------------


SWITZERLAND (3.2%)
Addax Petroleum                                          5,700                222,666
Basilea Pharmaceutica                                    2,242(b)             371,191
Bucher Inds                                              1,300                298,582
Compagnie Financiere Tradition                           1,966                310,974
Ferrexpo                                                13,400                 76,071
Galenica                                                   750                239,748
Helvetia Holding                                           850                315,837
Kaba Holding Series B                                      400                106,677
Meyer Burger Technology                                    300(b)              83,617
Partners Group Holding                                   1,000                129,573
Swiss Life Holding                                       1,650(b)             424,307
Temenos Group                                            6,700(b)             197,389
                                                                      ---------------
Total                                                                       2,776,632
-------------------------------------------------------------------------------------


TAIWAN (2.3%)
Asia Cement                                            118,000                172,375
Chicony Electronics                                    129,470                231,809
D-Link                                                  88,808                117,968
Farglory Land Development                               48,000                122,590
First Steamship                                        145,000(b)             278,026
Huaku Development                                       42,000                102,079
L&K Engineering                                         78,000                 85,260
Sheng Yu Steel                                         158,000                117,416
TSRC                                                   224,000                324,215
U-Ming Marine Transport                                112,000                301,127
Vanguard Intl Semiconductor                            284,427                153,484
                                                                      ---------------
Total                                                                       2,006,349
-------------------------------------------------------------------------------------


THAILAND (0.9%)
Tata Steel Thailand                                  3,299,900                249,526
Thoresen Thai Agencies                                 326,801                360,953
Thoresen Thai Agencies NVDR                            200,200                221,122
                                                                      ---------------
Total                                                                         831,601
-------------------------------------------------------------------------------------


TURKEY (1.5%)
Akcansa Cimento                                         53,000                213,789
Asya Katilim Bankasi                                   105,000(b)             264,154
Tupras Turkiye Petrol Rafinerileri                      19,000                512,666
Yapi ve Kredi Bankasi                                  152,535(b)             345,648
                                                                      ---------------
Total                                                                       1,336,257
-------------------------------------------------------------------------------------


UNITED ARAB EMIRATES (0.6%)
Lamprell                                                53,722                530,118
-------------------------------------------------------------------------------------


UNITED KINGDOM (14.2%)
Afren                                                  258,215(b)             632,836
Atkins WS                                                7,400                127,362
AVEVA Group                                             13,140                406,565
Beazley Group                                          166,800                369,483
Chemring Group                                          17,088                801,992
Chloride Group                                          93,806                470,292
Connaught                                               99,669                760,801
Cookson Group                                           55,547                680,620
Croda Intl                                              48,340                657,962
Dana Petroleum                                           8,400(b)             238,754
GAME Group                                              46,900                237,340
Halfords Group                                          21,800                119,242
Hikma Pharmaceuticals                                   28,356                221,558
HMV Group                                               62,800                149,319
Homeserve                                                8,991                261,163
IG Group Holdings                                      132,963                927,640
Jardine Lloyd Thompson Group                            14,800                120,454
Keller Group                                            14,200                205,300
Micro Focus Intl                                        36,000                187,086
Misys                                                   32,600                109,844
Northumbrian Water Group                                51,487                314,156
PayPoint                                                25,267                321,014
Petrofac                                                 5,100                 64,572
PV Crystalox Solar                                     204,640                702,576
Regus Group                                              5,700                  7,753
Rotork                                                  29,630                640,161
RPS Group                                               97,316                604,254
Senior                                                 151,500                314,572
Sibir Energy                                            14,400                175,916
Spectris                                                12,500                176,187
Spice                                                   23,400                236,415
Spirent Communications                                 196,800(b)             244,077
Vitec Group                                             17,800                130,143
VT Group                                                70,580                886,633
                                                                      ---------------
Total                                                                      12,504,042
-------------------------------------------------------------------------------------


UNITED STATES (0.3%)
Gerdau Ameristeel                                       18,700                295,744
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $85,495,830)                                                       $85,390,226
-------------------------------------------------------------------------------------



OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
TAIWAN
Farglory Land Development Rights                           604(b,d)               $--
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                       $--
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              2,213,595(e)          $2,213,595
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,213,595)                                                         $2,213,595
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $87,709,425)(f)                                                    $87,603,821
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2008:

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Aerospace & Defense                                                       2.5%            $2,206,601
Air Freight & Logistics                                                   0.3                294,299
Airlines                                                                  0.3                230,027
Auto Components                                                           3.3              2,913,920
Automobiles                                                               0.1                108,743
Beverages                                                                 0.4                344,097
Biotechnology                                                             0.8                707,299
Building Products                                                         0.3                225,611
Capital Markets                                                           0.8                693,487
Chemicals                                                                 3.5              3,058,191
Commercial Banks                                                          1.7              1,489,698
Commercial Services & Supplies                                            5.6              4,932,184
Communications Equipment                                                  0.8                661,602
Computers & Peripherals                                                   0.6                517,085
Construction & Engineering                                                6.9              6,036,332
Construction Materials                                                    0.6                525,443
Consumer Finance                                                          0.3                251,627
Containers & Packaging                                                    0.4                391,573
Diversified Consumer Services                                             0.1                 85,188
Diversified Financial Services                                            1.8              1,548,067
Diversified Telecommunication Services                                    1.0                874,995
Electric Utilities                                                        0.6                527,011
Electrical Equipment                                                      2.4              2,135,642
Electronic Equipment & Instruments                                        3.1              2,744,716
Energy Equipment & Services                                               2.6              2,332,250
Food & Staples Retailing                                                  0.8                744,791
Food Products                                                             2.4              2,069,509
Gas Utilities                                                             0.6                491,891
Health Care Equipment & Supplies                                          2.3              2,061,446
Health Care Providers & Services                                          1.6              1,405,017
Health Care Technology                                                    0.1                105,956
Hotels, Restaurants & Leisure                                             0.2                214,353
Household Durables                                                        2.3              2,011,938
Independent Power Producers & Energy Traders                              0.4                392,634
Industrial Conglomerates                                                  1.8              1,584,252
Insurance                                                                 3.2              2,798,951
Internet & Catalog Retail                                                 0.3                241,211
Internet Software & Services                                              1.0                899,335
IT Services                                                               1.2              1,057,247
Leisure Equipment & Products                                              0.6                486,438
Life Sciences Tools & Services                                            0.6                515,329
Machinery                                                                 6.8              6,097,225
Marine                                                                    2.5              2,186,866
Media                                                                     0.8                699,018
Metals & Mining                                                           4.9              4,281,500
Multiline Retail                                                          0.4                395,125
Multi-Utilities                                                           0.3                256,368
Oil, Gas & Consumable Fuels                                               4.3              3,795,906
Paper & Forest Products                                                   0.1                130,530
Personal Products                                                         0.9                776,137
Pharmaceuticals                                                           2.4              2,126,460
Real Estate Investment Trusts (REITs)                                     0.4                339,373
Real Estate Management & Development                                      1.2              1,014,305
Road & Rail                                                               0.4                387,987
Semiconductors & Semiconductor Equipment                                  1.2              1,049,679
Software                                                                  2.1              1,807,832
Specialty Retail                                                          3.9              3,417,062
Textiles, Apparel & Luxury Goods                                          1.2              1,031,770
Tobacco                                                                   0.4                359,754
Trading Companies & Distributors                                          0.9                835,940
Transportation Infrastructure                                             0.9                820,206
Water Utilities                                                           0.4                314,156


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Wireless Telecommunication Services                                       0.4%              $351,041
Other(1)                                                                  2.5              2,213,595
----------------------------------------------------------------------------------------------------
Total                                                                                    $87,603,821
----------------------------------------------------------------------------------------------------



(1)  Cash & Cash Equivalents.
NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  Negligible market value.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.

(f) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $87,709,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $8,602,000
Unrealized depreciation                                                      (8,707,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                   $(105,000)
---------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
5 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource International Managers Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 29, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date September 29, 2008